CREDIT FACILITIES	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
CREDIT FACILITIES
11.	Credit facilities

Short term loans — banks

Outstanding balances on short-term bank loans consisted of the following:

		Interest	Collateral/	December 31,	December 31,
Bank Name	Maturities	rate	Guarantee	2019	2018

Industrial Bank	August 2020	4.35%	Secured by $5 million fixed deposit	$4,300,334	$-
Industrial Bank	December 2020	5.88%	Guarantee by Xiaodong Chen and Juanjuan Cai	716,723	-
Industrial Bank	December 2020	5.88%	Guarantee by PICC Property and Casualty Company Limited Xiamen Branch, Xiaodong Chen and Juanjuan Cai	430,034	-
Industrial Bank	December 2020	5.88%	Guarantee by Xiamen Siming Technology Financing Guarantee Co. Ltd., Xiaodong Chen and Juanjuan Cai	372,696	-
China Construction Bank	March 2019	5.71%	Guarantee by Xiamen Jingyuan Finance Guarantee Co. Ltd	-	944,973
Industrial Bank	December 2019	6.09%	Guarantee by Xiaodong Chen, Juanjuan Cai and Yong Chen	-	436,142
China Construction Bank	March 2019	5.71%	Guarantee by Xiamen Jingyuan Finance Guarantee Co. Ltd	-	1,090,354
Industrial Bank	December 2019	6.09%	Guarantee by Xiamen Siming Technology Financing Guarantee Co. Ltd., Xiaodong Chen Juanjuan Cai and Yong Chen	-	654,212
Total				$5,819,787	$3,125,681

Loan term loans — third party

Outstanding balances on long-term third party loans consisted of the following:

		Weighted
		Average	Collateral/	December 31,	December 31,
Lender Name	Maturities	Interest Rate	Guarantee	2019	2018

Volkswagen Finance (China) Co. Ltd.	Due monthly until March 2021	4.06%	Automobiles	$90,821	$167,455
Current maturities				(77,493)	(75,469)
Total				$13,328	$91,986

The maturities schedule is as follows as of December 31, 2019:

Twelve months ending December 31,	Amount

2020	$79,750
2021	13,291
Deferred financing fees	(2,220)
Total	$90,821

Interest expense pertaining to the above short-term and long-term loans for the years ended December 31, 2019, 2018 and 2017 amounted to $171,938, $142,641 and $183,291, respectively.